Income Taxes Income Taxes (Tables) - MidAmerican Energy Company [Member]	12 Months Ended
Dec. 31, 2015
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Components of Income Tax Expense (Benefit) [Table Text Block]
MidAmerican Energy's income tax benefit from continuing operations consists of the following for the years ended December 31 (in millions):

	2015	2014	2013
Current:
Federal	$(415)	$(411)	$(207)
State	(6)	(4)	(12)
	(421)	(415)	(219)
Deferred:
Federal	281	298	101
State	(6)	2	3
	275	300	104

Investment tax credits	(1)	(1)	(1)
Total	$(147)	$(116)	$(116)

Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the federal statutory income tax rate to MidAmerican Energy's effective income tax rate applicable to income before income tax benefit from continuing operations is as follows for the years ended December 31:

	2015	2014	2013

Federal statutory income tax rate	35%	35%	35%
Income tax credits	(71)	(65)	(79)
State income tax, net of federal income tax benefit	(2)	—	(2)
Effects of ratemaking	(12)	(9)	(4)
Other, net	1	(2)	(3)
Effective income tax rate	(49)%	(41)%	(53)%

Components of Net Deferred Income Tax Assets and Liabilities [Table Text Block]
MidAmerican Energy's net deferred income tax liability consists of the following as of December 31 (in millions):

	2015	2014
Deferred income tax assets:
Regulatory liabilities	$327	$332
Employee benefits	66	68
Derivative contracts	29	30
Asset retirement obligations	214	185
Other	59	59
Total deferred income tax assets	695	674

Deferred income tax liabilities:
Depreciable property	(3,321)	(2,945)
Regulatory assets	(418)	(366)
Other	(17)	(25)
Total deferred income tax liabilities	(3,756)	(3,336)

Net deferred income tax liability	$(3,061)	$(2,662)

Net Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending balances of MidAmerican Energy's net unrecognized tax benefits is as follows for the years ended December 31 (in millions):

	2015	2014

Beginning balance	$26	$29
Additions based on tax positions related to the current year	3	6
Additions for tax positions of prior years	47	38
Reductions based on tax positions related to the current year	(6)	(4)
Reductions for tax positions of prior years	(46)	(40)
Statute of limitations	(5)	(3)
Settlements	(6)	—
Interest and penalties	(3)	—
Ending balance	$10	$26